Schedule of Borrowings (Details) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024		Feb. 29, 2024	Feb. 14, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total secured bank loan					$ 2,000,000
Convertible note, net of debt discount	$ 1,454,163	$ 1,181,953			$ 4,000,000
Total	1,874,574	1,874,574		$ 2,000,000
Outstanding bank loan	3,521,225	3,878,833				3,878,833
Outstanding bank loan interest						2,151,651
Outstanding bank loan working capital		0				0
Current [member]
IfrsStatementLineItems [Line Items]
Total secured bank loan	2,949,677	978,574	[1]			396,881	[1]
Convertible note, net of debt discount	1,454,163	1,181,953
Total	4,403,840	2,160,527				396,881
Equipment Finance secured bank loan	978,574	978,574
Trade finance facility	1,971,103
Interest only secured bank loan
Noncurrent [member]
IfrsStatementLineItems [Line Items]
Total secured bank loan	4,668,015	5,051,910	[1]			2,078,570	[1]
Convertible note, net of debt discount
Total	4,668,015	5,051,910				2,078,570
Equipment Finance secured bank loan	2,542,652	2,900,259
Trade finance facility
Interest only secured bank loan	2,125,363	2,151,651
Total [member]
IfrsStatementLineItems [Line Items]
Total secured bank loan	7,617,692	6,030,484	[1]			2,475,451	[1]
Convertible note, net of debt discount	1,454,163	1,181,953
Total	9,071,855	7,212,437				$ 2,475,451
Equipment Finance secured bank loan	3,521,226	3,878,833
Trade finance facility	1,971,103
Interest only secured bank loan	$ 2,125,363	$ 2,151,651

[1]	Includes $3,878,833 outstanding on the equipment finance secured bank loan and $2,151,651 outstanding on the interest only secured bank loan as of June 30, 2024. There was no balance outstanding on the working capital secured bank loan as of June 30, 2024 and 2023.